Schedule of Activity in the Company’s RSAs (Details) - Restricted Stock Awards [Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, outstanding balance	487,250
Weighted-average grant date fair value per unit, balance	$ 7.00
Number of units, outstanding balance		510,000
Weighted-average grant date fair value per unit, balance		$ 7.00
Number of units, outstanding balance	(71,000)	(22,750)
Weighted-average grant date fair value per unit, balance		$ 7.00
Number of units, outstanding balance	416,250	487,250
Weighted-average grant date fair value per unit, balance		$ 7.00